Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity
14.	Equity

Ordinary shares

On September 27, 2019, the Company was authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. Holder of the Company’s ordinary shares are entitled to one vote for each share.

On July 10, 2018, Meten International was incorporated as limited liability company with authorized share capital of 380,000 Hong Kong dollar (“HK$”) divided into 38,000,000 shares with par value HK $0.01 each. After the incorporation of Meten International, the Founder and Pre-listing Investors subscribed 47,035 ordinary shares of Meten International at par value of HK $0.01.

In December 2018, Meten International increased its authorized share capital by creation of 500,000,000 shares with par value of US$0.0001 and issued 318,601,222 ordinary shares of US$0.0001 each, and repurchased the 47,035 existing issued ordinary shares of HK $0.01 par value each and decreased the authorized share capital by cancellation of all unissued shares of HK$0.01 each.

On March 30, 2020, the Company consummated its acquisition of Meten International and EdtechX, pursuant to the Merger Agreement. A total of 318,601,222 ordinary shares of Meten International were converted to 48,391,607 ordinary shares of the Company. A total of 1,971,505 ordinary share of EdtechX were converted to the equal shares of the Company.

Immediately prior to the Business Combination, Azimut Enterprises Holdings S.r.l. invested $20,000 in EdtechX to purchase 2,000,000 units of EdtechX, which were converted into same number of units of the Company upon closing of the Business Combination.

In connection with the Business Combination, on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest US$6,000, US$4,000 and US$6,000, respectively, to purchase shares of the Company. The two $6,000 financings were completed on March 30, 2020, and the US$4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.

In connection with the Business Combination, the Company adopted a new incentive plan to replace the 2018 Plan. The Company rolled over awards granted under the 2013 Plan and 2018 Plan with the same amount and terms. As a result, options to purchase 3,050,701 of the Company’s ordinary shares were issued and outstanding on March 30, 2020. Additionally, the Company reserved for issuance pursuant to the plan one percent (1%) of the total issued and outstanding ordinary shares on the closing date (being 531,005 ordinary shares), and will reserve an additional 1% of then-outstanding shares each year for a period of four years following the first anniversary of the closing date of the Business Combination.

On January 4, 2021, the Company issued 1,327,514 Ordinary Shares under the Company’s 2020 share incentive plan to Pan Yanqiong, the Chief Marketing Officer of Likshuo.

The Company offered 40,000,000 ordinary shares, par value US$0.0001 per share, pursuant to the prospectus supplement and the accompanying prospectus, at a purchase price of US$1.00 per share on May 21, 2021.

On September 1, 2021, the Company offered 22,500,000 ordinary shares, par value US$0.0001 per share at a purchase price of US$0.30 per share.

On November 9, 2021, the Company entered into a securities purchase agreement with certain investors, to sell an aggregate of 33,333,334 ordinary shares, par value $0.0001 per share, of the Company, at an offering price of $0.60 per share.

On May 4, 2022, the Company completed a thirty for one reverse stock split (the “Reverse Split”) of its issued and outstanding ordinary shares, par value $0.003 per share.

On June 29, 2022, the Company approved the proposal to increase their authorized share capital from US$50,000 divided into 16,666,667 ordinary shares of par value of US$0.003 each to US$1,500,000 divided into 500,000,000 ordinary shares of par value of US$0.003 each.

On August 4, 2022, the Company offered 1,470,475 ordinary shares, par value US$0.0001 per share at a purchase price of US$0.30 per share.

On November 10, 2022, the Company issued 3,532,841 ordinary shares of the Company, par value $0.003 per share, valued at RMB7,120,478, to the four equity holders to acquire 3.3% of the equity interests in the Joint Venture.

On June 7, 2023 and July 10, 2023, the Company has entered into an asset purchase agreement with two unaffiliated third parties to acquire 200 units of Antminer S19j Pro (110 TH/s), Bitcoin mining machines, and has issued to the sellers 227,456 ordinary shares of the Company.

On August 1, 2023, the Company has entered into subscription agreements with two foreign investors, including an institutional investor, Future Satoshi Ltd, and an individual investor, for the issue and sale of 200,000 ordinary shares of the Company, with a par value of $0.06 per share, for total gross proceeds of $1,000,000, or $5 per share.

On August 23, 2023, the Company completed a twenty for one share consolidation (the “2023 Share Consolidation”, together with the 2022 Share Consolidation, the “Share Consolidations”) of its issued and outstanding ordinary shares, par value $0.06 per share.

On October 5, 2023, the Company has entered into an asset purchase agreement with two unaffiliated third parties to acquire 220 units of Antminer S19j Pro, Bitcoin mining machines, and has issued to the sellers 276,572 ordinary shares of the Company.

On December 14, 2023, the Company has entered into subscription agreements with three individual investors, for the issue and sale of 303,497 ordinary shares of the Company, par value US$0.06 per share (the “Ordinary Shares”), for total gross proceeds of $1,014,286, or US$3.342 per share.

On January 5, 2024 the Company offered 303,497 ordinary shares, par value US$0.06 per share (the “Ordinary Shares”), under the subscription agreements on December 14, 2023.

On March 19, 2024, the Company issued 209,753 ordinary shares, under the Company’s share incentive plan, par value of $0.06 per share.

On July 23, 2024 the Company offered 166,667 ordinary shares, par value US$0.06 per share (the “Ordinary Shares”), under the acquisition agreement on June 28, 2024.

On September 16, 2024, the Company issued 520,000 ordinary shares of the Company, par value US$0.06 per share, to the four equity holders to acquire 5.23% of the equity interests in the Joint Venture.

On November 13 and 15, 2024, the Company issued 727,425 and 120,372 ordinary shares of the Company, par value US$0.06 per share, in connection with a cashless warrant exercise.

On December 9, 2024, the Company offered 880,000 ordinary shares, par value US$0.06 per share at a purchase price of US$8.0 per share.

In December, 2024, the Company issued 1,408,791 ordinary shares of the Company, par value US$0.06 per share upon the exercise of pre-funded warrants.

On January 17, 2025, the Company offered 439,935 ordinary shares, par value US$0.06 per share. These shares were issued upon the exercise of previously issued pre-funded warrants. Each Pre-Funded Warrant was exercisable for $0.001 per ordinary share.

On April 8, 2025, and May 12, 2025, the Company issued 321,500 ordinary shares each under the Company’s share incentive plan, with a par value of $0.06 per share.

On July 15, 2025, the Company offered 2,000,000 ordinary shares, par value US$0.06 per share at a purchase price of US$3.0 per share.

As of December 31, 2024 and 2025, there were 6,434,040 and 9,516,975 ordinary shares issued and outstanding, respectively.

From the legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company’s shares prior that date. However, for accounting purposes only, references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

Warrants

As of December 31, 2020, there were 12,705,000 warrants outstanding. the warrants have been trading on the Nasdaq Market under the symbol “METXW” since May 27, 2020.

On January 8, 2021, the Company successfully completed a tender offer for its warrants to purchase ordinary shares at a reduced exercise price of $1.40. The offer expired at 11:59 p.m. Eastern time on January 5, 2021.

The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 warrants of the Company as part of the tender offer. In addition, 2,629,812 warrants to purchase ordinary shares of the Company were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 ordinary shares of the Company.

The Company offered its existing loyal warrant holders the opportunity to exercise their warrants at $1.40 from the initial warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding warrants were exercised in the tender offer.

Net proceeds are anticipated to be approximately $5,730,000 after deducting information agent fees, placement agent fees and other offering expenses and are expected to primarily be used for potential acquisitions and working capital and for general corporate purposes.

On February 19, 2021, 336,001 warrants to purchase ordinary shares were validly tendered for cashless exercise, resulting in the issuance of 336,001 ordinary shares. The exercise price of the warrants was $2.50 per share.

The Company offered 40,000,000 ordinary shares, par value US$0.0001 per share, pursuant to the prospectus supplement and the accompanying prospectus, at a purchase price of US$1.00 per share on May 21, 2021. Since the offering price per share of this offering was $1.00 per share, which was lower than $2.50 per share, the exercise price for outstanding warrants was reduced to $1.00 upon closing of the offering on May 21, 2021.

On September 1, 2021, the Company offered 22,500,000 ordinary shares, par value US$0.0001 per share at a purchase price of US$0.30 per share. The Company also offered 177,500,000 pre-funded warrants to purchase 177,500,000 ordinary shares, exercisable at an exercise price of $0.0001 per share (the “Pre-funded Warrants”, each a “Pre-funded Warrant”), to those purchasers whose purchase of ordinary shares in the offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of the offering. The purchase price of each Pre-funded Warrant is $0.2999, which equals the price per ordinary share being sold to the public in that offering, minus $0.0001. The Pre-funded Warrants became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-funded Warrants are exercised in full.

Upon effectiveness of the Reverse Split, each outstanding warrant of the Company became exercisable for 1/30 ordinary share of the Company, and the exercise price of Company’s outstanding warrants was increased to US$9.00, adjusted from $0.30 prior to the Reverse Split and representing the temporarily reduced price based on the Company’s Tender Offer Statement on Schedule TO, as amended and supplemented, originally filed by the Company with the U.S. Securities and Exchange Commission on December 7, 2020 (the “Tender Offer”). Based on the terms of the Tender Offer, following the date on which the closing price of the Company’s ordinary shares has been equal to or greater than $90.00 per share for at least twenty (20) trading days during the preceding thirty (30) trading day period, the exercise price of the Company’s outstanding warrants would be increased to US$345.00.

On August 4, 2022, the Company offered 22,899,047 ordinary shares, par value US$0.003 per share, consisting of (a) 1,470,475 ordinary shares issuable upon the exercise of pre-funded warrants (the “Pre-Funded Warrants”) and (b) 21,428,572 ordinary shares issuable upon the exercise of investor warrants (the “Investor Warrants”). Each Pre-Funded Warrant is exercisable for $0.001 per ordinary share and may be exercised at any time until all the Pre-Funded Warrants are exercised in full; and each Investor Warrant has an exercise price of $0.70 per share, is exercisable on or after August 8, 2022 and will expire on August 9, 2027.

As a result of the August 2022 offering, the exercise price of the Company’s public warrants was reduced to $0.70 per warrant. The exercise price of the Company’s outstanding warrants will be reset to $345.00 per share on the date following which the closing price of its ordinary shares has been equal to or greater than $90.00 per share for at least twenty (20) trading days during the preceding thirty (30) trading day period, and such exercise price will no longer be subject to the “full-ratchet” anti-dilution protection.

On December 9, 2024, the Company offered 1,620,000 Pre-Funded Warran, $7.999 for each Pre-Funded Warrant, which is equal to the public offering price per Ordinary Share to be sold in the offering minus an exercise price of $0.001 per Pre-Funded Warrant.